Goodwill and Other Intangible Assets, Net - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 MaxxForce 11L and 13L Engines USD ($)	Oct. 31, 2012 MaxxForce 11L and 13L Engines EUR (€)	Oct. 31, 2012 Customer Base And Relationships USD ($)	Oct. 31, 2012 Trademarks, Patents and Other USD ($)	Oct. 31, 2012 Truck USD ($)	Oct. 31, 2011 Truck USD ($)	Oct. 31, 2011 Truck Customer Base And Relationships USD ($)	Oct. 31, 2011 Truck Trademarks, Patents and Other USD ($)	Oct. 31, 2012 Parts USD ($)
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired					€ 30
Payments to Acquire Intangible Assets	14	26	15	12	9
Impairment of intangible assets	41					23	18	28	51	26	25	10
Amortization of Intangible Assets	$ 25	$ 29	$ 27